Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Values Based on Level 3 Inputs (Detail) - Level 3 - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Financial royalty assets, net	$ 18,464,028	$ 18,718,179	$ 16,501,819
Carrying value, net
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Financial royalty assets, net	$ 12,599,080	$ 12,368,084	$ 10,842,052